Pensions and other post-retirement benefit obligations - Schedule of key actuarial assumptions (Details)	Sep. 30, 2026	Mar. 31, 2026
UK
Disclosure of defined benefit plans [line items]
Discount rate	6.45%	6.00%
Rate of increase in RPI – UK	3.05%	3.17%
US
Disclosure of defined benefit plans [line items]
Discount rate	6.40%	5.60%